Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 10 – FAIR VALUE MEASUREMENTS

Investment in equity securities

On April 22, 2025, pursuant to the Fourth Securities Purchase Agreement, the Company issued and sold, and the investors purchased, in a private placement (the “Fourth PIPE Financing”), 6,250 shares of its Series D Preferred Stock to investors in exchange for the receipt of 1,000,279 shares of the Stella Series D Preferred Stock, in which a portion of the Stella Series D Preferred Stock was owned by a related party investor (see Note 13). The exchange of shares was in lieu of cash, the cost of which was initially included in investment in equity securities. The fair value of Stella’s Series D Preferred Stock received was determined to be $500,000 as of the transaction date, based on the subsequent sale of the 1,000,279 Stella Series D Preferred Stock $500,000 in cash, pursuant to a Stock Purchase Agreement dated August 20, 2025. Accordingly, the Company determined that the fair value of the equity securities on the date of the Fourth Securities Purchase Agreement of April 21, 2025 was equal to $500,000. Additionally, the Company recognized the issuance of its Series D Preferred Stock to investors at a cost of $500,000, which represented the fair value of the consideration received. The difference between the stated value of the Company’s Series D Preferred Stock ($5.0 million) and the fair value of the consideration received ($500,000) was recorded as a decrease to additional paid-in capital, which amounted to $4.5 million, during the three months ended June 30, 2025. The investment in Stella’s Series D Preferred Stock was classified as an equity security without a readily determinable fair value and was accounted for under the measurement alternative in accordance with ASC 321, Investments – Equity Securities. Under this method, the investment was initially recorded at cost, which was determined to be equal to the fair value of the consideration received, and is subsequently adjusted for observable price changes in orderly transactions for the same or similar securities and for impairment, if any. This non-cash transaction during the three months ended June 30, 2025 did not impact the Company’s cash flows and is disclosed as a non-cash investing and financing activity in the condensed consolidated statement of cash flows in accordance with ASC 230, Statement of Cash Flows.

Earnout and warrant liabilities

The Company initially recorded the earnout liability at estimated fair value using a Monte Carlo analysis and has revalued the earnout liability at each subsequent period. The Monte Carlo analysis used the following assumptions:

		February 14
	September 30, 2025	2024 to September 30, 2024
	(Successor)	(Successor)
Starting share price	$14.60	$180.00 to $9,800.00
Tranche 1 trigger price	$2,500.00	$2,500.00 to $6,400.00
Tranche 2 trigger price	$3,000.00	$3,000.00 to $7,700.00
Contractual term (in years)	2.40	3.40 to 4.00
Volatility	100%	90%
Risk-free interest rate	3.82%	3.52% to 4.33%

The classification of the fair value of the earnout liability and derivative liabilities and the change in the fair value measurement using significant inputs (Level 3) for the nine months ended September 30, 2025 (Successor), for the period from January 1, 2024 through February 13, 2024 (Predecessor), for the three months ended September 30, 2024 (Successor), and for the period from February 14, 2024 through September 30, 2024 (Successor) for the Company is presented below:

	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability (Predecessor):
Balance at December 31, 2023	$-	$-	$320,117	320,117
Reclassification of warrant liability to equity	-	-	(320,117)	(320,117)
Balance at February 13, 2024	$-	$-	$-	$-

Earnout liability (Successor):
Balance at June 30, 2024	$-	$-	$200,000	$200,000
Gain on revaluation of earnout liability	-	-	(170,000)	(170,000)
Balance at September 30, 2024	$-	$-	$30,000	$30,000

Earnout liability (Successor):
Balance at February 14, 2024	$-	$-	$4,900,000	$4,900,000
Gain on revaluation of earnout liability	-	-	(4,870,000)	(4,870,000)
Balance at September 30, 2024	$-	$-	$30,000	$30,000

Earnout liability (Successor):
Balance at December 31, 2024	$-	$-	$20,000	$20,000
Gain on revaluation of earnout liability	-	-	-	-
Balance at September 30, 2025 (1)	$-	$-	$20,000	$20,000

(1)	There was no change in value as of March 31, 2025, June 30, 2025 and September 30, 2025.

NOTE 10 – FAIR VALUE MEASUREMENTS

Predecessor estimated the fair value of the Predecessor Series A Preferred Stock Warrants at December 31, 2023, using Black-Scholes with the following assumptions:

December 31,
2023
(Predecessor)
Risk-free interest rate	5.40%
Expected life (in years)	0.25
Expected dividend yield	-%
Expected volatility	65.90%

The Company initially recorded the earnout liability at estimated fair value using a Monte Carlo analysis and has revalued the Earnout liability at each subsequent period. The Monte Carlo analysis used the following assumptions:

	December 31,	February 14
	2024	2024
	(Successor)	(Successor)
Starting share price	$120.00	$9,800.00
Tranche 1 trigger price	$25.00	$64.00
Tranche 2 trigger price	$25.00	$77.00
Contractual term	3.1	4.0
Volatility	100%	90%
Risk-free interest rate	4.23%	4.20%

At December 31, 2024 for the Successor and December 31, 2023 for the Predecessor, the fair value of earnout liability and derivative liabilities were classified as follows:

The classification of the fair value of the earnout liability and derivative liabilities and the change in the fair value measurement using significant inputs (Level 3) for the year ended December 31, 2023 and for the period from January 1, 2024 through February 14, 2024 for Predecessor and February 14, 2024 through December 31, 2024 for the Company is presented below:

	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability (Predecessor):
Balance at January 1, 2023	$-	$-	$610,381	$610,381
Gain on revaluation of warrant liability	-	-	(290,264)	(290,264)
Balance at December 31, 2023	-	-	320,117	320,117
Reclassification of warrant liability to equity	-	-	(320,117)	(320,117)
Balance at February 13, 2024	$-	$-	$-	$-

Earnout liability (Successor):
Balance at February 14, 2024	-	-	4,900,000	4,900,000
Gain on revaluation of earnout liability	-	-	(4,880,000)	(4,880,000)
Balance at December 31, 2024	$-	$-	$20,000	$20,000